Other Current Assets (Details)	Aug. 25, 2023 USD ($)	Aug. 21, 2023 EUR (€) shares	Aug. 21, 2023 USD ($) shares
Other Current Assets [Abstract]
Shares of common stock (in Shares) | shares		6,410,971	6,410,971
Share purchase amount		€ 1,845,529	$ 2,000,000
Payment amount | $	$ 2,000,000